(2_FIDELITY_LOGOS)

FIDELITY
CAPITAL & INCOME
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    29  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   33  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   38  THE AUDITORS' OPINION
ACCOUNTANTS

DISTRIBUTIONS           39


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. Prior to December 30, 1990, Fidelity Capital & Income Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998    PAST 6   PAST 1  PAST 5  PAST 10
                                  MONTHS   YEAR    YEARS   YEARS

FIDELITY CAPITAL & INCOME         -11.04%  -1.05%  41.01%  167.57%

ML HIGH YIELD MASTER              -4.03%   1.00%   49.48%  175.64%

HIGH CURRENT YIELD FUNDS AVERAGE  -9.09%   -3.35%  39.07%  134.14%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 271 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998    PAST 1  PAST 5  PAST 10
                                  YEAR    YEARS   YEARS

FIDELITY CAPITAL & INCOME         -1.05%  7.12%   10.34%

ML HIGH YIELD MASTER              1.00%   8.37%   10.67%

HIGH CURRENT YIELD FUNDS AVERAGE  -3.35%  6.78%   8.81%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Capital & Income            ML High Yield Master
             00038                       ML002
  1988/10/31      10000.00                    10000.00
  1988/11/30       9995.66                    10037.46
  1988/12/31      10062.89                    10079.93
  1989/01/31      10248.10                    10231.10
  1989/02/28      10305.13                    10299.85
  1989/03/31      10242.64                    10290.69
  1989/04/30      10204.79                    10321.06
  1989/05/31      10387.94                    10511.07
  1989/06/30      10606.70                    10659.98
  1989/07/31      10626.64                    10710.47
  1989/08/31      10625.64                    10763.37
  1989/09/30      10296.91                    10660.90
  1989/10/31       9840.20                    10492.28
  1989/11/30       9861.65                    10515.79
  1989/12/31       9739.31                    10506.28
  1990/01/31       9412.80                    10300.95
  1990/02/28       9243.27                    10150.93
  1990/03/31       9334.14                    10288.15
  1990/04/30       9364.01                    10340.42
  1990/05/31       9562.83                    10527.20
  1990/06/30       9776.03                    10731.15
  1990/07/31       9991.40                    10957.93
  1990/08/31       9751.54                    10538.44
  1990/09/30       9490.45                    10080.11
  1990/10/31       9189.80                     9823.59
  1990/11/30       9312.19                     9906.81
  1990/12/31       9364.70                    10049.56
  1991/01/31       9415.46                    10191.62
  1991/02/28       9887.80                    10948.08
  1991/03/31      10320.74                    11418.80
  1991/04/30      10751.69                    11825.44
  1991/05/31      10789.17                    11883.18
  1991/06/30      11016.53                    12122.23
  1991/07/31      11371.94                    12412.69
  1991/08/31      11525.58                    12673.58
  1991/09/30      11682.00                    12835.00
  1991/10/31      11966.53                    13216.40
  1991/11/30      12036.06                    13369.06
  1991/12/31      12157.18                    13524.38
  1992/01/31      12890.35                    13997.23
  1992/02/29      13434.83                    14344.86
  1992/03/31      14008.38                    14545.01
  1992/04/30      14294.49                    14650.88
  1992/05/31      14467.18                    14884.57
  1992/06/30      14633.76                    15069.50
  1992/07/31      14923.97                    15374.83
  1992/08/31      15073.51                    15578.38
  1992/09/30      15218.29                    15755.88
  1992/10/31      15063.78                    15556.88
  1992/11/30      15207.15                    15777.20
  1992/12/31      15567.20                    15980.35
  1993/01/31      16161.61                    16373.85
  1993/02/28      16497.32                    16683.78
  1993/03/31      17021.68                    16973.03
  1993/04/30      17157.71                    17094.86
  1993/05/31      17501.60                    17324.98
  1993/06/30      18181.71                    17650.47
  1993/07/31      18350.50                    17840.19
  1993/08/31      18501.02                    18010.26
  1993/09/30      18600.46                    18099.12
  1993/10/31      18974.39                    18440.06
  1993/11/30      19176.86                    18540.92
  1993/12/31      19444.03                    18726.31
  1994/01/31      20028.06                    19136.70
  1994/02/28      20018.36                    18999.08
  1994/03/31      19500.92                    18379.96
  1994/04/30      19295.62                    18165.17
  1994/05/31      19272.74                    18100.45
  1994/06/30      19024.67                    18167.07
  1994/07/31      19150.89                    18294.78
  1994/08/31      19152.46                    18421.85
  1994/09/30      19127.80                    18414.88
  1994/10/31      19003.83                    18461.68
  1994/11/30      18667.57                    18304.63
  1994/12/31      18547.57                    18508.24
  1995/01/31      18833.02                    18769.77
  1995/02/28      19592.50                    19355.41
  1995/03/31      19697.54                    19624.77
  1995/04/30      20189.92                    20084.26
  1995/05/31      20555.28                    20711.73
  1995/06/30      20631.47                    20869.93
  1995/07/31      21354.77                    21108.52
  1995/08/31      21422.23                    21236.63
  1995/09/30      21715.56                    21479.60
  1995/10/31      21760.98                    21631.86
  1995/11/30      21382.23                    21843.02
  1995/12/31      21652.38                    22193.64
  1996/01/31      21753.01                    22544.14
  1996/02/29      22167.02                    22578.09
  1996/03/31      22193.21                    22516.77
  1996/04/30      22557.08                    22526.97
  1996/05/31      22724.82                    22689.43
  1996/06/30      22647.15                    22825.73
  1996/07/31      22565.75                    22980.69
  1996/08/31      22884.90                    23218.02
  1996/09/30      23478.84                    23716.17
  1996/10/31      23592.40                    23976.08
  1996/11/30      23906.28                    24460.81
  1996/12/31      24122.37                    24649.03
  1997/01/31      24259.36                    24838.46
  1997/02/28      24745.15                    25186.89
  1997/03/31      24251.85                    24907.16
  1997/04/30      24335.20                    25190.64
  1997/05/31      25107.34                    25691.85
  1997/06/30      25541.79                    26089.56
  1997/07/31      26124.70                    26715.65
  1997/08/31      26284.99                    26655.54
  1997/09/30      27503.45                    27110.65
  1997/10/31      27041.26                    27290.57
  1997/11/30      27200.71                    27534.98
  1997/12/31      27669.40                    27810.28
  1998/01/31      28389.70                    28217.67
  1998/02/28      28985.84                    28340.94
  1998/03/31      29740.97                    28585.18
  1998/04/30      30076.00                    28720.95
  1998/05/31      29994.52                    28906.75
  1998/06/30      29918.35                    29064.14
  1998/07/31      30105.74                    29229.89
  1998/08/31      27164.91                    27968.59
  1998/09/30      27324.94                    28024.38
  1998/10/30      26756.72                    27556.88
IMATRL PRASUN   SHR__CHT 19981031 19981104 145555 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital & Income Fund on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $26,757 - a 167.57% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $27,564 - a 175.64% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)


TOTAL RETURN COMPONENTS
                  SIX MONTHS   YEARS ENDED APRIL 30,
                  ENDED
                  OCTOBER 31,

                  1998         1997                    1996    1995    1994

DIVIDEND RETURNS  4.22%        8.52%                   9.87%   9.01%   9.34%

CAPITAL RETURNS   -15.26%      -0.64%                   1.85%  -4.38%   3.12%

TOTAL RETURNS     -11.04%      7.88%                   11.72%   4.63%  12.46%



TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             5.66(CENTS)  48.75(CENTS)  78.15(CENTS)

ANNUALIZED DIVIDEND RATE        7.50%        9.70%         7.73%

30-DAY ANNUALIZED YIELD         10.46%       -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.89 over the past one month, $9.97 over the past six months and $10.11 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Despite some recent signs of life,
the high-yield bond market posted
lackluster results during the six
months that ended October 31,
1998. While the high-yield market
tends to perform somewhat in line
with the stock market, this was not
the case during the stock market's
recent rally. Although the overall
six-month return of -0.41% for the
Standard & Poor's 500 Index was
weak, the index posted an
impressive 8.13% return during
October. Despite the recent
strength in the stock market, the
Merrill Lynch High Yield Master
Index - a broad measure of the
high-yield market - returned
-1.64% during October and
-4.03% for the period. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
popular performance gauge of the
U.S. taxable bond market -
returned 5.55% during the past six
months. The skepticism exhibited
in the high-yield market is a
reflection of its participants.
Whereas stocks and higher-quality
bonds are generally purchased by
individual investors and large
institutions, high-yield bonds are
largely the domain of insurance
companies and pension funds.
These investors have been more
doubtful of the Federal Reserve
Board's ability to prevent an
economic downturn and have
subscribed to the view that a
slowdown due to foreign weakness
may be in the cards.
An interview with David Glancy, Portfolio Manager of Fidelity Capital & Income Fund
Q. DAVID, HOW DID THE FUND PERFORM?
A. For the six months that ended October 31, 1998, the fund had a total return of -11.04%. To compare, the high current yield funds average tracked by Lipper Analytical Services returned -9.09% and the Merrill Lynch High Yield Master Index returned -4.03% over the same six-month period. For the 12 months that ended October 31, 1998, the fund returned -1.05%, while the Lipper average returned -3.35% and the Merrill Lynch index returned 1.00%.
Q. WHY DID THE FUND'S SIX-MONTH PERFORMANCE LAG THAT OF THE INDEX AND
ITS PEERS?
A. The fund's underperformance occurred mainly in late August and in early October, when the markets were rocked by problems in Russia and with hedge fund Long-Term Capital Management, respectively. In the corporate bond market's sharp downdrafts in August and October, lower-rated debt was marked down more than higher-rated issues. The overall credit rating of the fund's holdings was slightly lower than the average of its peers, and lower than that of the index. As a result, the fund didn't perform as well as the average and the index during the period. It's important for shareholders to understand that the fund was hurt by broad declines in the capital markets that toppled high-yield bonds after two years of heady gains, not because of difficulties encountered by the companies represented in the portfolio.
Q. WHAT WAS YOUR STRATEGY AMID THIS VOLATILE ENVIRONMENT?
A. There weren't any major shifts in strategy, although I used the market dips as an opportunity to use the fund's cash and short-term investments to buy securities that had dropped in value. One of the reasons the fund historically has carried a larger cash and short-term investment position than many other funds is to take advantage of buying opportunities like we've seen come to the market over the past six months. The fund's purchases were focused on high-yield debt securities. The fund also can invest in distressed securities - stocks or bonds of companies that have gone through financial difficulty - but that market has been unattractive for some time. This fund profited from distressed securities in the early '90s, but at the time that market was characterized by very good companies, such as market leaders that had erred by borrowing too much at the wrong time. The fund profited as the economy turned upward and their profits improved. The distressed-debt market today is primarily non-competitive companies with operating problems that can't be helped by an infusion of new capital. Common stocks accounted for about 5% of the fund's investments at the end of the period; these investments fared poorly in August's downturn, but have recovered well since then.
Q. SECURITIES OF CABLE TELEVISION AND TELECOMMUNICATIONS COMPANIES CONTINUE TO BE WELL REPRESENTED IN THE FUND. HOW DID THESE INDUSTRIES FARE?
A. They fell in August and October like most of the high-yield market, but started to rebound well at the end of the period. Cable TV securities, including those issued by Adelphia Communications and Cablevision - listed in the investments as CSC Holdings - were attractive because they enjoy steady cash flows; people pay their cable bills regularly irrespective of economic conditions. The telecommunications industry represents a large percentage of the firms that have come to the high-yield market to raise capital. For example, fund holdings Intermedia Communications and McLeod are competitive local exchange companies (CLECs) that are taking advantage of deregulation in the telecom industry to build digital telecommunications infrastructures to challenge both regional and long-distance operators. These companies have appealing long-term prospects that should not be influenced by the ups and downs in the economy. During the period, these securities suffered as questions arose about the availability of funding; the firms are fairly capital-dependent. However, investors in the sector were reassured recently when WinStar announced it had received a loan of $2 billion from Lucent Technologies.
Q. WHAT'S YOUR OUTLOOK AS WE WIND DOWN 1998 AND HEAD INTO 1999?
A. The market has priced in substantial increases in defaults - the critical variable in the growth of and returns from the high-yield market - well above the levels I think we'll see going forward. As a result of these extremely attractive values, I believe the outlook is as good as it's been since 1990. Near the end of the period, the market rebounded, more accurately reflecting the credit risk carried by securities in this market. I think a great deal of capital-appreciation and total-return potential remains.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

DAVID GLANCY ON THE
CURRENT POTENTIAL OF THE
HIGH-YIELD MARKET:
"After sharp drops in August
and early October, the high-yield
market currently offers some
extraordinarily attractive values.
Default rates peaked at more than
10% in the early 1990s, but have
been in the 2% range since. I think
default rates will be in the 3% to 4%
range going forward. At the end
of the period, though, prices for
bonds in this market priced in a
default rate of about 9% to 10%.
That makes them very appealing.
"This may be the time when people
might want to own a high-yield bond
fund, especially one offered by a
company like Fidelity where there
are lots of resources dedicated to
researching which companies will
succeed and which will fail. For
the past five years, access to credit
in the high-yield market was so
easy that bad companies could
refinance their way out of
problems before anyone knew
about it. Now, it's a much more
selective market. That's a good
thing; our credit-intensive
approach to this asset class should
show dividends over the long
term."

FUND FACTS
GOAL: seeks income and capital
growth by investing mainly in
debt and equity securities,
with an emphasis on
lower-quality debt securities
FUND NUMBER: 038
TRADING SYMBOL: FAGIX
START DATE: November 1, 1977
SIZE: as of October 31, 1998,
more than $2.0 billion
MANAGER: David Glancy, since
1996; manager, Spartan High
Income Fund, 1993-1996;
joined Fidelity in 1990
(checkmark)


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF OCTOBER 31, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S  % OF FUND'S INVESTMENTS
                                          INVESTMENTS  IN THESE HOLDINGS
                                                       6 MONTHS AGO

NEXTEL COMMUNICATIONS, INC.                8.4          7.6

ECHOSTAR COMMUNICATIONS CORP.              6.7          5.7

PATHMARK STORES INC                        3.8          3.6

CSC HOLDINGS, INC.                         3.6          3.2

ECHOSTAR SATELLITE BROADCASTING CORP.      2.9          2.0



TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S  % OF FUND'S INVESTMENTS
                                                INVESTMENTS  IN THESE MARKET SECTORS
                                                             6 MONTHS AGO

MEDIA & LEISURE                                  31.8         23.4

UTILITIES                                        26.6         23.3

RETAIL & WHOLESALE                               5.8          5.5

ENERGY                                           5.6          5.1

FINANCE                                          5.2          9.5


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)  % OF FUND'S  % OF FUND'S INVESTMENTS
                   INVESTMENTS  6 MONTHS AGO

AAA, AA, A          0.0          0.0

BAA                 0.0          0.0

BA                  5.2          3.9

B                   43.4         43.1

CAA, CA, C          12.4         10.0

NOT RATED           5.8          5.5

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1998 AND APRIL 30, 1998 ACCOUNT FOR 5.8% AND 5.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
                                          AS OF OCTOBER 31, 1998*            AS OF APRIL 30, 1998**

NONCONVERTIBLE
BONDS                                     66.3%
CONVERTIBLE BONDS,
PREFERRED STOCKS                          19.7%
COMMON STOCKS                              4.6%
SHORT-TERM
INVESTMENTS                                9.1%
OTHER INVESTMENTS                          0.3%
* FOREIGN
 INVESTMENTS                               5.5%

NONCONVERTIBLE
BONDS                                                                         61.8%
CONVERTIBLE BONDS,
PREFERRED STOCKS                                                              21.7%
COMMON STOCKS                                                                 12.2%
SHORT-TERM
INVESTMENTS                                                                    3.9%
OTHER INVESTMENTS                                                              0.4%
** FOREIGN
 INVESTMENTS                                                                   4.2%


ROW: 1, COL: 1, VALUE: 1.3
ROW: 1, COL: 2, VALUE: 9.1
ROW: 1, COL: 3, VALUE: 4.6
ROW: 1, COL: 4, VALUE: 19.7
ROW: 1, COL: 5, VALUE: 65.3
ROW: 1, COL: 1, VALUE: 1.4
ROW: 1, COL: 2, VALUE: 3.9
ROW: 1, COL: 3, VALUE: 12.2
ROW: 1, COL: 4, VALUE: 21.7
ROW: 1, COL: 5, VALUE: 61.4



INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 66.5%



                                    MOODY'S RATINGS   PRINCIPAL               VALUE (NOTE 1)
                                    (UNAUDITED) (G)   AMOUNT (H) (000S)       (000S)
CONVERTIBLE BONDS - 0.2%

ENERGY - 0.0%

ENERGY SERVICES - 0.0%

Key Energy Group, Inc. 5% 9/15/04          -         $ 2,000                 $ 1,220

UTILITIES - 0.2%

CELLULAR - 0.2%

Rogers Communications, Inc. 2% 11/26/05    B2         6,000                   3,765

TOTAL CONVERTIBLE BONDS                                                       4,985

NONCONVERTIBLE BONDS - 66.3%

AEROSPACE & DEFENSE - 0.3%

K & F Industries, Inc. 9.25% 10/15/07      B3         7,000                   6,650

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.6%

Brunner Mond Group PLC 11% 7/15/08 (c)     B3         4,600                   3,956

Sterling Chemicals Holdings, Inc. 0%       Caa1       4,000                   1,240
8/15/08 (b)

Sterling Chemicals, Inc. 11.25% 4/1/07     B3         9,930                   7,423

                                                                              12,619

PACKAGING & CONTAINERS - 0.1%

Huntsman Packaging Corp. 9.125% 10/1/07    B2         2,050                   1,958

PAPER & FOREST PRODUCTS - 0.2%

Container Corp. of America:

gtd. 10.75% 5/1/02                         B1         3,420                   3,454

9.75% 4/1/03                               B1         500                     485

                                                                              3,939

TOTAL BASIC INDUSTRIES                                                        18,516

CONSTRUCTION & REAL ESTATE - 1.0%

REAL ESTATE - 0.4%

LNR Property Corp. 9.375% 3/15/08          B1         9,230                   8,261

REAL ESTATE INVESTMENT TRUSTS - 0.6%

Ocwen Asset Investment Corp. 11.5%         -          22,330                  12,728
7/1/05 (c)

TOTAL CONSTRUCTION & REAL ESTATE                                              20,989

CORPORATE BONDS - CONTINUED




                                     MOODY'S RATINGS    PRINCIPAL               VALUE (NOTE 1)
                                     (UNAUDITED) (G)    AMOUNT (H) (000S)       (000S)
NONCONVERTIBLE BONDS - CONTINUED

DURABLES - 0.1%

AUTOS, TIRES, & ACCESSORIES - 0.1%

Breed Technologies, Inc. 9.25% 4/15/08 (c)    B3        $ 1,460                 $ 1,139

ENERGY - 4.8%

COAL - 0.5%

P&L Coal Holdings Corp. 9.625% 5/15/08 (c)    B2         10,245                  10,143

ENERGY SERVICES - 1.7%

Bayard Drilling Technologies, Inc. 11%        B2         7,950                   8,586
6/30/05

Dawson Production Services, Inc. 9.375%       B1         2,135                   2,135
2/1/07

DI Industries, Inc. 8.875% 7/1/07             B1         1,000                   725

Grant Geophysical, Inc. 9.75% 2/15/08         B3         7,000                   5,180

Northern Offshore ASA 10% 5/15/05 (c)         B3         4,000                   2,720

Ocean Rig Norway AS 10.25% 6/1/08             B3         460                     329

Offshore Logistics, Inc. 7.875% 1/15/08       Ba3        3,550                   3,195

Pool Energy Services Co. 8.625% 4/1/08        B2         14,000                  12,880

                                                                                 35,750

OIL & GAS - 2.6%

Belden & Blake Corp. 9.875% 6/15/07           B3         9,120                   7,296

Chesapeake Energy Corp. 9.625% 5/1/05         B1         6,570                   5,519

Gothic Production Corp. 11.125% 5/1/05        B3         3,775                   2,454

Great Lakes Carbon Corp.:

0% 5/15/09 (b)(c)                             Caa1       3,135                   1,254

10.25% 5/15/08 (c)                            B3         2,475                   2,401

Hurricane Hydrocarbons Ltd. 11.75%            B3         11,500                  5,750
11/1/04 (c)

Magnum Hunter Resources, Inc. 10% 6/1/07      B2         8,000                   6,320

Nuevo Energy Co. 8.875% 6/1/08                B1         2,500                   2,488

Petsec Energy, Inc. 9.5% 6/15/07              Caa1       9,210                   7,368

Southwest Royalties, Inc. 10.5% 10/15/04      Caa2       11,680                  6,132

TransAmerican Refining Corp. 16% 6/30/03      -          10,000                  8,000
unit (c)

                                                                                 54,982

TOTAL ENERGY                                                                     100,875

CORPORATE BONDS - CONTINUED




                                       MOODY'S RATINGS    PRINCIPAL               VALUE (NOTE 1)
                                        (UNAUDITED) (G)   AMOUNT (H) (000S)       (000S)
NONCONVERTIBLE BONDS - CONTINUED

FINANCE - 4.1%

CREDIT & OTHER FINANCE - 3.5%

Abraxas Petroleum Corp./Canadian Abraxas       B2        $ 5,770                 $ 4,385
11.5% 11/1/04

Cellco Finance NV 15% 8/1/05 (c)               B2         3,680                   2,999

ContiFinancial Corp.:

7.5% 3/15/02                                   Ba3        1,000                   650

8.125% 4/1/08                                  Ba3        11,400                  6,897

8.375% 8/15/03                                 Ba3        22,000                  13,860

Delta Financial Corp. 9.5% 8/1/04              B3         15,100                  8,456

Denbury Management, Inc. 9% 3/1/08             B3         990                     842

Grove Investors LLC/Grove Investors Capital    -          5,185                   3,960
14.5% 5/1/10 (c)

Metris Companies, Inc. 10% 11/1/04             Ba3        14,000                  13,020

Ocwen Capital Trust 10.875% 8/1/27             B2         6,650                   4,988

Olympic Financial Ltd. 11.5% 3/15/07           B2         18,600                  11,904

United Companies Financial Corp.               Caa2       5,000                   2,250
8.375% 7/1/05

                                                                                  74,211

INSURANCE - 0.3%

American Financial Group 9.75% 8/1/99          Ba1        5,000                   5,075

SAVINGS & LOANS - 0.3%

Western Financial Bank 8.875% 8/1/07           B1         8,460                   6,091

TOTAL FINANCE                                                                     85,377

HEALTH - 0.7%

DRUGS & PHARMACEUTICALS - 0.1%

Global Health Sciences, Inc. 11% 5/1/08        Caa1       2,555                   2,197

MEDICAL FACILITIES MANAGEMENT - 0.6%

Fountain View, Inc. 11.25% 4/15/08             Caa1       9,350                   7,293

Harborside Healthcare Corp. 0%                 B3         11,295                  5,422
8/1/08 (b)(c)

                                                                                  12,715

TOTAL HEALTH                                                                      14,912

CORPORATE BONDS - CONTINUED




                                                    MOODY'S RATINGS   PRINCIPAL              VALUE (NOTE 1)
                                                   (UNAUDITED) (G)    AMOUNT (H) (000S)       (000S)
NONCONVERTIBLE BONDS - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%

Thermadyne Holdings Corp. 0% 6/1/08 (b)                    Caa1      $ 20,130                $ 7,851

Thermadyne Manufacturing LLC 9.875% 6/1/08                 B3         10,190                  9,069

                                                                                              16,920

MEDIA & LEISURE - 21.5%

BROADCASTING - 20.2%

ACME Television LLC/ACME Financial Corp. 0%                B3         9,810                   7,259
9/30/04 (b)

Adelphia Communications Corp.:

8.375% 2/1/08                                              B2         7,500                   7,463

9.25% 10/1/02                                              B2         3,600                   3,708

9.875% 3/1/07                                              B2         20,890                  22,352

Ascent Entertainment Group, Inc. 0%                        B3         9,870                   5,577
12/15/04 (b)

CD Radio, Inc. 0% 12/1/07 (b)                              Caa1       4,000                   1,880

Century Communications Corp. 0% 1/15/08                    Ba3        28,400                  13,632

Chancellor Media Corp. 9% 10/1/08 (c)                      Ba3        9,345                   9,368

Citadel Broadcasting Co. 10.25% 7/1/07                     B3         2,100                   2,216

Classic Cable, Inc. 9.875% 8/1/09 (c)                      B3         1,430                   1,444

Classic Communications, Inc. 0% 8/1/09                     Caa1       5,520                   2,870
unit (b)(c)

Comcast UK Cable Partners Ltd. 0%                          B2         13,180                  10,280
11/15/07 (b)

EchoStar Communications Corp. 0% 6/1/04 (b)                B2         55,235                  53,854

Echostar DBS Corp. 12.5% 7/1/02                            Caa1       4,000                   4,090

Echostar Satellite Broadcasting Corp. 0%                   B3         69,980                  60,183
3/15/04 (b)

Falcon Holdings Group LP/Falcon Funding:

0% 4/15/10 (b)                                             B2         11,900                  7,854

8.375% 4/15/10                                             B2         5,515                   5,446

FrontierVision Holdings LP/FrontierVision                  Caa1       1,974                   1,594
Holdings Capital Corp. 0% 9/15/07 (b)

Golden Sky Systems, Inc. 12.375% 8/1/06 (c)                B3         6,190                   6,128

International Cabletel, Inc.:

0% 4/15/05 (b)                                             B3         4,168                   3,626

0% 2/1/06 (b)                                              B3         10,000                  7,600

Iridium Operating LLC/Iridium Capital Corp.:

10.875% 7/15/05                                            B3         18,610                  13,958

CORPORATE BONDS - CONTINUED

                                                     MOODY'S RATINGS  PRINCIPAL               VALUE (NOTE 1)
                                                      (UNAUDITED) (G) AMOUNT (H) (000S)       (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Iridium Operating LLC/Iridium Capital Corp.: - continued

11.25% 7/15/05                                             B3        $ 37,455                $ 28,466

Lenfest Communications, Inc. 8.25% 2/15/08                 B2         2,210                   2,216

LIN Holdings Corp. 0% 3/1/08 (b)                           B3         13,610                  8,778

Marcus Cable Operating Co. LP/Marcus Cable                 B2         3,000                   2,948
Capital Corp. 0% 8/1/04 (b)

NTL, Inc.:

0% 4/1/08 (b)(c)                                           B3         35,600                  19,580

0% 10/1/08 (b)(c)                                          B3         17,500                  9,713

10% 2/15/07                                                B3         1,520                   1,444

11.5% 10/1/08 (c)                                          B3         8,925                   9,237

Olympus Communications LP/Olympus Capital                  B1         4,420                   4,752
Corp. 10.625% 11/15/06

Orbital Imaging Corp. 11.625% 3/1/05                       -          10,380                  9,134

Orion Network Systems, Inc. 11.25% 1/15/07                 B2         3,970                   3,494

Renaissance Media Group LLC/Renaissance 0%                 B3         3,980                   2,507
4/15/08 (b)

Satelites Mexicanos SA de CV:

9.06% 6/30/04 (c)(d)                                       -          11,595                  10,204

10.125% 11/1/04 (c)                                        B3         43,425                  29,529

TCI Satellite Entertainment, Inc. 10.875% 2/15/07          Caa1       4,000                   2,000

Telemundo Holdings, Inc. 0% 8/15/08 (b)(c)                 Caa1       11,505                  5,753

Telewest Communications PLC 11.25%                         B+         3,430                   3,602
11/1/08 (c)

Telewest PLC:

yankee 0% 10/1/07 (b)                                      B1         20,655                  16,317

9.625% 10/1/06                                             B1         3,410                   3,342

                                                                                              425,398

ENTERTAINMENT - 0.3%

Alliance Gaming Corp. 10% 8/1/07                           B3         4,000                   3,360

Jones International Networks Ltd. 11.75%                   B3         2,665                   2,265
7/1/05 (c)

                                                                                              5,625

LODGING & GAMING - 1.0%

Grand Casinos, Inc. 9% 10/15/04                            B2         5,000                   5,125

CORPORATE BONDS - CONTINUED




                                              MOODY'S RATINGS   PRINCIPAL               VALUE (NOTE 1)
                                              (UNAUDITED) (G)   AMOUNT (H) (000S)       (000S)
NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

Hollywood Park, Inc./Hollywood Park Operating       B2          $ 1,000                 $ 925
Co. 9.5% 8/1/07

Resort at Summerlin LP (The)/Resort at              Caa1         11,893                  11,215
Summerlin, Inc. (The) 13% 12/15/07
pay-in-kind

Signature Resorts, Inc. 9.25% 5/15/06               B2           4,000                   3,400

                                                                                         20,665

PUBLISHING - 0.0%

Maxwell Communication Corp. PLC euro 5%             -      CHF   6                       0
6/16/99 (i)

TOTAL MEDIA & LEISURE                                                                    451,688

NONDURABLES - 2.5%

FOODS - 0.2%

Compania de Alimentos Fargo SA 13.25%               B1           3,180                   1,876
8/1/08 (c)

Del Monte Foods Co. 0% 12/15/07 (b)                 Caa2         5,350                   2,996

                                                                                         4,872

HOUSEHOLD PRODUCTS - 2.3%

AKI, Inc. 10.5% 7/1/08 (c)                          B2           2,850                   2,708

Carson, Inc. 10.375% 11/1/07                        B3           5,725                   2,405

Jafra Cosmet International, Inc./Jafra Companies    Caa1         8,000                   6,560
SA 11.75% 5/1/08 (c)

Revlon Consumer Products Corp.:

8.125% 2/1/06                                       B2           5,000                   4,850

8.625% 2/1/08                                       B3           22,500                  20,475

9.5% 6/1/99                                         B2           9,847                   9,909

                                                                                         46,907

TOTAL NONDURABLES                                                                        51,779

RETAIL & WHOLESALE - 5.4%

DRUG STORES - 0.2%

Duane Reade, Inc. 9.25% 2/15/08                     B3           4,000                   3,920

CORPORATE BONDS - CONTINUED




                                          MOODY'S RATINGS     PRINCIPAL                     VALUE (NOTE 1)
                                           (UNAUDITED) (G)    AMOUNT (H) (000S)             (000S)
NONCONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 3.8%

Pathmark Stores, Inc.:

0% 11/1/03 (b)                                    Caa2      $ 18,750                       $ 13,875

9.625% 5/1/03                                     Caa1       42,200                         41,356

11.625% 6/15/02                                   Caa2       22,225                         21,225

12.625% 6/15/02                                   Caa2       3,530                          3,371

                                                                                            79,827

RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%

Amazon.com, Inc. 0% 5/1/08 (b)                    Caa2       36,120                         21,040

MTS, Inc. 9.375% 5/1/05                           B2         2,630                          2,387

Nebraska Book Co., Inc. 8.75% 2/15/08             B3         6,540                          5,886

                                                                                            29,313

TOTAL RETAIL & WHOLESALE                                                                    113,060

SERVICES - 0.5%

LEASING & RENTAL - 0.2%

Renters Choice, Inc. 11% 8/15/08 (c)              B2         5,000                          4,838

SERVICES - 0.3%

Borg-Warner Security Corp. 9.625% 3/15/07         B3         5,040                          5,393

Young American Corp. 11.625% 2/15/06              B3         2,900                          1,015

                                                                                            6,408

TOTAL SERVICES                                                                              11,246

TECHNOLOGY - 3.7%

COMMUNICATIONS EQUIPMENT - 2.0%

Intermedia Communications, Inc.:

0% 7/15/07 (b)                                    B2         23,000                         15,180

8.6% 6/1/08                                       B2         29,070                         27,544

                                                                                            42,724

COMPUTER SERVICES & SOFTWARE - 1.4%

Concentric Network Corp. 12.75% 12/15/07          -          1,050                          950

Federal Data Corp. 10.125% 8/1/05                 B3         2,500                          2,250

ICG Services, Inc.:

0% 2/15/08 (b)                                    -          20,335                         9,964

CORPORATE BONDS - CONTINUED

                                          MOODY'S RATINGS   PRINCIPAL                      VALUE (NOTE 1)
                                           (UNAUDITED) (G)  AMOUNT (H) (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED

ICG Services, Inc.: - continued

0% 5/1/08 (b)                                     -         $ 23,820                       $ 11,255

PSINet, Inc. 10% 2/15/05                          B3         5,140                          5,037

                                                                                            29,456

COMPUTERS & OFFICE EQUIPMENT - 0.3%

Mediacom LLC/Mediacom Capital Corp. 8.5%          B2         5,640                          5,584
4/15/08

TOTAL TECHNOLOGY                                                                            77,764

TRANSPORTATION - 1.9%

AIR TRANSPORTATION - 0.8%

US Air, Inc. 9.625% 2/1/01                        B1         16,197                         16,683

RAILROADS - 0.8%

Transtar Holdings LP/Transtar Capital Corp. 0%    B-         17,790                         16,812
12/15/03 (b)

SHIPPING - 0.3%

Amer Reefer Co. Ltd. 10.25% 3/1/08                B1         3,090                          2,318

Holt Group, Inc. 9.75% 1/15/06 (c)                Caa1       4,000                          2,640

Stena Line AB 10.625% 6/1/08                      B1         2,430                          2,126

                                                                                            7,084

TOTAL TRANSPORTATION                                                                        40,579

UTILITIES - 18.1%

CELLULAR - 6.6%

Globalstar LP/Globalstar Capital Corp. 11.5%      Caa1       10,000                         6,669
6/1/05

ICO Global Communications Holdings Ltd. 15%       CCC+       9,000                          5,940
8/1/05 unit (c)

Iridium LLC/Iridium Capital Corp. 14% 7/15/05     B3         4,000                          3,400

McCaw International Ltd. 0% 4/15/07 (b)           Caa1       53,320                         23,727

Nextel Communications, Inc.:

0% 8/15/04 (b)                                    B2         5,000                          4,600

0% 9/15/07 (b)                                    B2         15,564                         9,066

0% 10/31/07 (b)                                   B2         5,500                          3,025

0% 2/15/08 (b)                                    B2         27,050                         14,675

CORPORATE BONDS - CONTINUED

                                           MOODY'S RATINGS   PRINCIPAL                      VALUE (NOTE 1)
                                           (UNAUDITED) (G)   AMOUNT (H) (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.: - continued

12% 11/1/08 (c)                                   B2        $ 24,700                       $ 25,935

Nextel International, Inc. 0% 4/15/08 (b)         Caa1       26,160                         9,679

Orange PLC 8% 8/1/08                              Ba3        5,000                          4,875

PageMart Nationwide, Inc. 0% 2/1/05 (b)           B3         5,000                          4,350

Rogers Communications, Inc. 8.875% 7/15/07        B2         10,370                         10,214

Teligent, Inc.:

0% 3/1/08 (b)                                     Caa1       10,000                         4,175

11.5% 12/1/07                                     Caa1       9,250                          7,678

                                                                                            138,008

ELECTRIC UTILITY - 1.7%

Niagara Mohawk Power Corp.:

7% 10/1/00                                        Ba3        34,500                         34,845

7.75% 10/1/08                                     Ba3        1,270                          1,340

                                                                                            36,185

TELEPHONE SERVICES - 9.8%

Allegiance Telecom, Inc.:

0% 2/15/08 (b)                                    -          10,000                         4,400

12.875% 5/15/08                                   -          5,320                          5,027

Call-Net Enterprises, Inc. 0% 8/15/08 (b)         B1         360                            200

Covad Communications Group, Inc. 0%               -          7,210                          2,524
3/15/08 (b)

Dobson Wireline Co. 12.25% 6/15/08 (c)            -          2,415                          2,017

DTI Holdings, Inc. 0% 3/1/08 (b)                  -          30,500                         9,760

e.spire Communications, Inc. 0% 7/1/08 (b)(c)     -          7,480                          3,665

Firstworld Communications, Inc. 0%                -          15,890                         4,382
4/15/08 (b)(c)

GST Equipment Funding, Inc. 13.25% 5/1/07         -          7,950                          7,791

Hyperion Telecommunications, Inc.:

0% 4/15/03 (b)                                    B3         2,710                          1,843

12.25% 9/1/04                                     B3         2,300                          2,243

IXC Communications, Inc. 9% 4/15/08               B3         28,610                         28,252

KMC Telecom Holdings, Inc. 0% 2/15/08 (b)         -          2,500                          1,113

Level 3 Communications, Inc. 9.125% 5/1/08        B3         19,260                         18,128

McLeodUSA, Inc.:

0% 3/1/07 (b)                                     B2         31,690                         22,500

CORPORATE BONDS - CONTINUED

                                            MOODY'S RATINGS  PRINCIPAL                      VALUE (NOTE 1)
                                            (UNAUDITED) (G)  AMOUNT (H) (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

McLeodUSA, Inc.: - continued

8.375% 3/15/08                                    B2        $ 7,000                        $ 6,738

9.25% 7/15/07                                     B2         11,640                         11,756

9.5% 11/1/08 (c)                                  B2         7,070                          7,229

MetroNet Communications Corp. 0%                  B3         10,000                         5,450
6/15/08 (b)

NEXTLINK Communications, Inc.:

0% 4/15/08 (b)                                    B3         15,000                         8,025

9.625% 10/1/07                                    B3         15,000                         14,138

Pathnet, Inc. 12.25% 4/15/08                      -          1,140                          809

Qwest Communications International, Inc. 7.5%     Ba1        5,000                          5,063
11/1/08 (c)

Rhythms Netconnections, Inc. 0% 5/15/08           -          5,390                          1,940
unit (b)(c)

Source Media, Inc. 12% 11/1/04                    B3         2,000                          1,500

Versatel Telecom BV 13.25% 5/15/08 (c)            -          3,140                          2,920

WinStar Communications, Inc.:

0% 10/15/05 (b)                                   Caa1       2,650                          2,862

0% 3/15/08 (b)                                    CCC        13,375                         10,165

10% 3/15/08                                       CCC        16,640                         13,645

                                                                                            206,085

TOTAL UTILITIES                                                                             380,278

TOTAL NONCONVERTIBLE BONDS                                                                  1,391,772

TOTAL CORPORATE BONDS                                                                       1,396,757
(Cost $1,563,441)



COMMERCIAL MORTGAGE SECURITIES - 0.3%



First Chicago/Lennar Trust I Series 1997-CHL1    -            9,200                          6,653
Class E, 8.1309% 2/28/11 (d)
(Cost $6,944)



COMMON STOCKS - 4.6%

                                                             SHARES               VALUE (NOTE 1)
                                                                                  (000S)

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Borden Chemicals & Plastics Ltd.                              2,000               $ 8

Sterling Chemicals Holdings, Inc. warrants 8/15/08 (a)        6,690                140

Trivest 1992 Special Fund Ltd. (a)(e)                         11.4                 1,306

                                                                                   1,454

METALS & MINING - 0.0%

Camphor Ventures, Inc. (a)                                    356,400              85

TOTAL BASIC INDUSTRIES                                                             1,539

DURABLES - 0.8%

TEXTILES & APPAREL - 0.8%

Arena Brands Holdings Corp. Class B                           654,858              16,371

Hat Brands, Inc. (a)(f)                                       1,980,000            0

                                                                                   16,371

ENERGY - 0.5%

ENERGY SERVICES - 0.0%

Pool Energy Services Co. (a)                                  60,000               801

OIL & GAS - 0.5%

Chesapeake Energy Corp.                                       500,000              969

Nuevo Energy Co. (a)                                          357,800              7,581

XCL Ltd. unit (c)                                             10,000               1,040

                                                                                   9,590

TOTAL ENERGY                                                                       10,391

FINANCE - 0.3%

CREDIT & OTHER FINANCE - 0.3%

Arcadia Financial Ltd. (a)                                    484,100              2,027

ContiFinancial Corp. (a)                                      524,300              3,900

Delta Financial Corp. (a)                                     73,300               417

Olympic Financial Ltd. warrants 3/15/07 (a)                   14,870               45

                                                                                   6,389

COMMON STOCKS - CONTINUED

                                                             SHARES               VALUE (NOTE 1)
                                                                                  (000S)

FINANCE - CONTINUED

SAVINGS & LOANS - 0.0%

Golden State Bancorp, Inc.                                    25,000              $ 480

TOTAL FINANCE                                                                      6,869

INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Ampex Corp. Class A (a)                                       1,078,798            1,079

Loral Space & Communications Ltd. (a)                         100,000              1,894

                                                                                   2,973

MEDIA & LEISURE - 2.3%

BROADCASTING - 1.8%

EchoStar Communications Corp. Class A (a)(j)                  1,350,323            36,459

Loral Orion Network Systems, Inc.:

warrants 1/15/07 (CV ratio .47) (a)                           10,000               79

warrants 1/15/07 (CV ratio .6) (a)                            5,000                53

Orbital Imaging Corp. warrants 3/1/05 (a)(c)                  10,380               104

Telewest Communications PLC sponsored ADR                     20,000               463

UIH Australia/Pacific, Inc. warrants 5/15/06 (a)              7,450                22

                                                                                   37,180

ENTERTAINMENT - 0.3%

Alliance Gaming Corp. (a)(j)                                  3,272,378            7,158

Alliance Gaming Corp. (a)(f)                                  23,670               41

Livent, Inc. (a)                                              19,000               62

                                                                                   7,261

LODGING & GAMING - 0.2%

Resort at Summerlin L.P. warrants 12/15/07 (a)(c)             11,000               0

Station Casinos, Inc. (a)                                     552,000              3,312

                                                                                   3,312

TOTAL MEDIA & LEISURE                                                              47,753

NONDURABLES - 0.0%

BEVERAGES - 0.0%

Stroh Brewery Co. warrants 7/1/01 (a)                         25,067               90

PRECIOUS METALS - 0.1%

Mountain Province Mining, Inc. (a)                            1,826,500            1,918

COMMON STOCKS - CONTINUED

                                                             SHARES               VALUE (NOTE 1)
                                                                                  (000S)

RETAIL & WHOLESALE - 0.0%

APPAREL STORES - 0.0%

Lamonts Apparel, Inc.:

Class A warrants 1/31/08 (a)                                  571,603             $ 143

Class A (a)(j)                                                923,334              346

Class B warrants 1/31/08 (a)                                  183,381              46

                                                                                   535

RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%

Zale Corp. (a)                                                3,233                77

TOTAL RETAIL & WHOLESALE                                                           612

TECHNOLOGY - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%

Globalstar Telecommunications Ltd. warrants 2/15/04 (a)(c)    10,000               250

Intermedia Communications, Inc. (a)                           3,510                65

                                                                                   315

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

CHC Helicopter Corp. Class A warrants 12/15/00 (a)            108,320              0

UTILITIES - 0.4%

CELLULAR - 0.0%

McCaw International Ltd. warrants 4/15/07 (a)(c)              55,220               276

Price Communications Corp. warrants 8/1/07 (a)(f)             17,200               557

                                                                                   833

ELECTRIC UTILITY - 0.2%

Baycorp Holdings Ltd. (a)                                     25,549               115

El Paso Electric Co. (a)                                      415,437              3,635

                                                                                   3,750

TELEPHONE SERVICES - 0.2%

Covad Communications Group, Inc. warrants 3/15/98 (a)(c)      7,210                72

DTI Holdings, Inc. warrants 3/1/08 (a)(c)                     152,500              2

Firstworld Communications, Inc. warrants 4/15/08 (c)          15,890               226

Hyperion Telecommunications, Inc. Class A (a)                 12,120               118

IXC Communications, Inc.                                      76,800               2,976

KMC Telecom Holdings, Inc. warrants 2/15/08 (a)(c)            2,500                6

COMMON STOCKS - CONTINUED

                                                             SHARES               VALUE (NOTE 1)
                                                                                  (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Pathnet, Inc. warrants 4/15/08 (a)(c)                         1,140               $ 11

Versatel Telecom BV warrants 5/15/08 (a)(c)                   3,140                31

                                                                                   3,442

TOTAL UTILITIES                                                                    8,025

TOTAL COMMON STOCKS                                                                96,856
(Cost $150,074)



PREFERRED STOCKS - 19.5%



CONVERTIBLE PREFERRED STOCKS - 0.9%

ENERGY - 0.2%

OIL & GAS - 0.2%

Chesapeake Energy Corp.:

$3.50 (a)(c)                                                 235,000             4,583

$3.50                                                        19,000              371

XCL Ltd. Series A, 9.5% pay-in-kind                          1,435               79

                                                                                 5,033

INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.3%

Ampex Corp. 8% non-cumulative (a)                            3,429               5,349

Loral Space & Communications Ltd. Series C, $3.00            29,000              1,537

                                                                                 6,886

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.1%

EchoStar Communications Corp. $3.375                         34,000              2,057

LODGING & GAMING - 0.2%

Station Casinos, Inc. $3.50                                  105,700             3,528

TOTAL MEDIA & LEISURE                                                            5,585

PREFERRED STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

CONVERTIBLE PREFERRED STOCKS - CONTINUED

UTILITIES - 0.1%

TELEPHONE SERVICES - 0.1%

IXC Communications, Inc. $3.375 (a)(c)                       46,400             $ 1,668

TOTAL CONVERTIBLE PREFERRED STOCKS                                               19,172

NONCONVERTIBLE PREFERRED STOCKS - 18.6%

BASIC INDUSTRIES - 0.1%

PAPER & FOREST PRODUCTS - 0.1%

SD Warren Co. 14% pay-in-kind (a)                            27,816              1,252

CONSTRUCTION & REAL ESTATE - 0.1%

REAL ESTATE INVESTMENT TRUSTS - 0.1%

Crown America Realty Trust Series A, $5.50                   40,400              2,005

FINANCE - 0.8%

INSURANCE - 0.8%

American Annuity Group Capital Trust II 8.75% (a)            18,557              16,522

INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%

ELECTRICAL EQUIPMENT - 0.6%

Ampex Corp. 8% non-cumulative (a)                            7,494               11,691

MEDIA & LEISURE - 7.7%

BROADCASTING - 7.7%

Adelphia Communications Corp. $13.00                         197,855             22,803

Citadel Broadcasting Co. Series B, 13.25% pay-in-kind        45,727              5,167

CSC Holdings, Inc.:                                          67,857              7,464
Series H, 11.75% pay-in-kind

 11.125% pay-in-kind                                         627,537             68,088

Echostar Communications Corp. 12.125% pay-in-kind            50,725              47,682

Granite Broadcasting Corp. 12.75% pay-in-kind                8,948               7,158

NTL, Inc. 13% pay-in-kind                                    4,055               3,852

                                                                                 162,214

RETAIL & WHOLESALE - 0.4%

GROCERY STORES - 0.4%

Supermarkets General Holdings Corp. $3.52 pay-in-kind (a)    427,093             9,396

PREFERRED STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

TECHNOLOGY - 1.1%

COMMUNICATIONS EQUIPMENT - 0.7%

Intermedia Communications, Inc. 13.5% pay-in-kind            14,267             $ 14,552

COMPUTER SERVICES & SOFTWARE - 0.4%

Concentric Network Corp. 13.5% pay-in-kind                   10,614              7,907

TOTAL TECHNOLOGY                                                                 22,459

UTILITIES - 7.8%

CELLULAR - 5.7%

Nextel Communications, Inc.:

11.125% pay-in-kind                                          107,891             90,618

Series D, 13% pay-in-kind                                    30,992              29,442

                                                                                 120,060

ELECTRIC UTILITY - 0.2%

El Paso Electric Co. Series A, 11.4% pay-in-kind             34,750              3,710

TELEPHONE SERVICES - 1.9%

e.spire Communications, Inc. 12.75% pay-in-kind              9,610               6,535

Hyperion Telecommunication, Inc. 12.875% pay-in-kind         13,039              8,084

ICG Holdings, Inc. 14% pay-in-kind                           2,457               2,236

IXC Communications, Inc. 12.5% pay-in-kind                   9,171               9,354

NEXTLINK Communications, Inc. 14% pay-in-kind                188,204             8,846

WinStar Communications, Inc. 14.25% (a)                      6,000               5,340

                                                                                 40,395

TOTAL UTILITIES                                                                  164,165

TOTAL NONCONVERTIBLE PREFERRED STOCKS                                            389,704

TOTAL PREFERRED STOCKS                                                           408,876
(Cost $448,365)


PURCHASED BANK DEBT - 0.0%

                                                           PRINCIPAL           VALUE (NOTE 1)
                                                           AMOUNT (H) (000S)   (000S)

Merry-Go-Round Enterprises, Inc.:

lease indemnity claim                                      $ 1,435                  0

trade claim                                                  339                    0

TOTAL PURCHASED BANK DEBT                                                           0
(Cost $1,417)


CASH EQUIVALENTS - 9.1%

                                                      MATURITY
                                                      AMOUNT (000S)

Investments in repurchase agreements (U.S. Treasury obligations), in a joint trading account at:

5.39%, dated 10/30/98 due 11/2/98                      187,755                     187,699

5.4%, dated 10/30/98 due 11/2/98                       2,142                       2,141

TOTAL CASH EQUIVALENTS                                                             189,840
(Cost $189,840)

TOTAL INVESTMENT IN SECURITIES - 100%                                            $ 2,098,982
(Cost $2,360,081)


CURRENCY ABBREVIATIONS

CHF                     -   Swiss franc

LEGEND
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $256,147,000 or 12.4% of net assets.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Share amount represents number of units held.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY               ACQUISTION  ACQUISITION
                       DATE        COST (000S)

Alliance Gaming        7/28/98      3
 Corp.

Hat Brands, Inc.       2/22/94      1,980

Price Communications   9/19/97      166
 Corp. warrants
 8/1/97

(g) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(h) Principal amount is stated in United States dollars unless otherwise noted.
(i) Non-income producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(j) Affiliated company (see Note 7 of Notes to Financial Statements). OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        0.0%   AAA, AA, A    0.0%

Baa               0.0%   BBB           0.2%

Ba                5.3%   BB            4.1%

B                 42.3%  B             38.6%

Caa               11.1%  CCC           17.7%

Ca, C             0.0%   CC, C         0.2%

The percentage not rated by Moody's or S&P amounted to 5.8%. FMR has determined that unrated debt securities that are lower quality account for 5.8% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,364,212,000. Net unrealized depreciation aggregated $265,230,000, of which $50,316,000 related to appreciated investment securities and $315,546,000 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $999,000 all of which will expire on April 30, 2005.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                         OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     $ 2,098,982
AGREEMENTS OF $189,840) (COST $2,360,081) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                               20,286

RECEIVABLE FOR FUND SHARES SOLD                                               1,566

DIVIDENDS RECEIVABLE                                                          67

INTEREST RECEIVABLE                                                           28,010

REDEMPTION FEES RECEIVABLE                                                    2

OTHER RECEIVABLES                                                             3,013

 TOTAL ASSETS                                                                 2,151,926

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                  $ 79,697

PAYABLE FOR FUND SHARES REDEEMED                                    2,242

DISTRIBUTIONS PAYABLE                                               1,692

ACCRUED MANAGEMENT FEE                                              984

OTHER PAYABLES AND ACCRUED EXPENSES                                 844

COLLATERAL ON SECURITIES LOANED, AT VALUE                           4,187

 TOTAL LIABILITIES                                                            89,646

NET ASSETS                                                                   $ 2,062,280

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 2,232,174

UNDISTRIBUTED NET INVESTMENT INCOME                                           25,494

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         65,711
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     (261,099)

NET ASSETS, FOR 227,823 SHARES OUTSTANDING                                   $ 2,062,280

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                          $9.05
PER SHARE ($2,062,280 (DIVIDED BY) 227,823 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       SIX MONTHS ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                   $ 23,265
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $178)             84,196

 TOTAL INCOME                                                        107,461

EXPENSES

MANAGEMENT FEE                                             $ 6,570

TRANSFER AGENT FEES                                         2,107

ACCOUNTING AND SECURITY LENDING FEES                        410

NON-INTERESTED TRUSTEES' COMPENSATION                       3

CUSTODIAN FEES AND EXPENSES                                 38

REGISTRATION FEES                                           41

AUDIT                                                       56

MISCELLANEOUS                                               6

 TOTAL EXPENSES BEFORE REDUCTIONS                           9,231

 EXPENSE REDUCTIONS                                         (89)     9,142

NET INVESTMENT INCOME                                                98,319

REALIZED AND UNREALIZED GAIN (LOSS)                                  72,013
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
(INCLUDING REALIZED GAIN OF $6,215 ON SALES OF
INVESTMENTS IN AFFILIATED ISSUERS)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON              (431,689)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      (359,676)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ (261,357)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                       SIX MONTHS ENDED   YEAR ENDED
                                                           OCTOBER 31,        APRIL 30,
                                                           1998               1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 98,319           $ 155,011
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   72,013             149,275

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (431,689)          151,434

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            (261,357)          455,720
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (109,692)          (152,717)

SHARE TRANSACTIONS                                          231,217            411,837
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              97,863             136,080

 COST OF SHARES REDEEMED                                    (251,958)          (537,020)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM       77,122             10,897
SHARE TRANSACTIONS

REDEMPTION FEES                                             698                768

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (293,229)          314,668

NET ASSETS

 BEGINNING OF PERIOD                                        2,355,509          2,040,841

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 2,062,280        $ 2,355,509
INCOME OF $25,494 AND $36,867, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       23,285             40,637

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    9,824              13,717

 REDEEMED                                                   (25,788)           (53,883)

 NET INCREASE (DECREASE)                                    7,321              471






FINANCIAL HIGHLIGHTS
                                                  SIX MONTHS ENDED            YEARS ENDED APRIL 30,

                                                  OCTOBER 31, 1998  1998      1997     1996     1995     1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,                                  $ 10.680          $ 9.280   $ 9.340  $ 9.170  $ 9.590  $ 9.300
BEGINNING OF PERIOD

INCOME FROM INVESTMENT                              .436 D            .721 D    .605 D   .902     .814     .871
OPERATIONS
NET INVESTMENT
 INCOME

 NET REALIZED AND                                   (1.582)           1.385     .093     .119     (.427)   .249
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVEST-                                 (1.146)           2.106     .698     1.021    .387     1.120
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT                                (.487)            (.710)    (.762)   (.724)   (.617)   (.730)
 INCOME

 IN EXCESS OF NET                                    -                 -         -        (.133)   (.202)   (.119)
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS                                (.487)            (.710)    (.762)   (.857)   (.819)   (.849)

REDEMPTION FEES                                      .003              .004      .004     .006     .012     .019
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,                                   $ 9.050          $ 10.680  $ 9.280  $ 9.340  $ 9.170  $ 9.590
END OF PERIOD

TOTAL RETURN B, C                                    (11.04)%         23.59%    7.88%    11.72%   4.63%    12.46%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF                                 $ 2,062          $ 2,356   $ 2,041  $ 2,270  $ 2,256  $ 2,734
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO                                  .81% A          .83%      .87%     .98%     .96%     .97%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO                                  .81% A          .82% E    .86% E   .98%     .96%     .97%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT                               8.67% A         7.23%     6.53%    8.03%    7.38%    6.78%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE                               127% A          179%      309%     119%     78%      100%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE
  YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
  CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
  PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
  BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
  THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
  FUND'S EXPENSES.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED OCTOBER 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, litigation, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 365 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $598,000 or 0.0% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $0 or 0.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,335,090,000, and $1,314,014,000, respectively, of which U.S. government and government agency obligations aggregated $75,745,000 and $76,389,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $27,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $3,114,000 and $4,187,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $79,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $8,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS                  PURCHASE            SALES                      DIVIDEND       VALUE
AFFILIATE                             COST                COST                       INCOME
Alliance Gaming Corp.                 $ 880               $ -                        $ -            $ 7,158
Echostar Communications Class A         11,282              -                          -              36,459
El Paso Electric Co.                    672                 6,815                      -              -
Lamonts Apparel, Inc. Class A           -                   -                          -              346
Thermadyne Holdings Corp.               -                   -                          -              -
TOTALS                                $ 12,834            $ 6,815                    $ -            $ 43,963


8. LITIGATION.
In August 1998, the NGC Asbestos Disease and Property Damage Settlement Trust commenced an action against FMR and other unrelated parties. The complaint alleges that during the reorganization of National Gypsum Company, the defendants (including FMR acting on behalf of the fund and another Fidelity fund) failed to disclose information material to the valuation of the reorganized entity. FMR denies the allegations and intends to defend the lawsuit vigorously.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Capital & Income Fund voted to pay on December 7, 1998, to shareholders of record at the opening of business on December 4, 1998, a distribution of $.26 derived from capital gains realized from sales of portfolio securities a period.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart Grenier, Vice President
David Glancy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES

CAI-SANN-1298  66954
1.538653.101

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New York, NY
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